Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
STOCKHOLDERS' DEFICIT
9. CAPITAL STOCK

Issuance of shares of common stock to third-party for services

During February 2014, the Company issued 7,500 shares of its common stock to a consultant in exchange for consulting services relating to corporate matters. The shares were valued at fair value at $13.41 per share and were immediately vested.  The Company recorded $101 to stock compensation expense.

During March 2014, the Company issued 69,458 shares of its common stock to a consultant in exchange for consulting services relating to corporate matters. The shares were valued at fair value at $11.87 per share and were immediately vested.  The Company recorded $82 to stock compensation expense.

 Issuance of shares of common stock pursuant to conversion of notes payable

During February 2014, the Company issued 176,100 shares of its common stock to a third-party lender pursuant to the conversion of notes payable aggregating $1,000 and accrued interest of $120. The shares were issued at $6.36, the conversion price of the notes payable, for a total value of $1,120.

During March 2014, the Company issued 1,080,361 shares of its common stock to a third-party lender pursuant to the conversion of notes payable aggregating $12,025.  The shares were issued with a fair value of $11.87, for a total fair value of $12,824, which resulted in a loss on extinguishment of debt of $799.

During March 2014, the Company issued 35,220 shares of its common stock to a third-party lender pursuant to the conversion of notes payable aggregating $200 and accrued interest of $24. The shares were issued at $6.36, the conversion price of the notes payable, for a total value of $224.

Issuance of shares pursuant to promissory notes

On two different dates in March 2014, the Company issued 107,477 and 109,399 shares of its common stock with an average fair value of $7.95, to a third-party lender in satisfaction of notes payable aggregating $1,725. The shares were issued at $1,725, per the terms of the notes payable.

Issuance of shares pursuant to completed acquisitions

During January 2014, the Company issued 57,448 shares of common stock, valued at $16.99 per share, pursuant to its completed acquisition of IPC.  These shares were valued at $976.

During January 2014, the Company issued 47,080 shares of common stock, in escrow, valued at $10.00 per share, pursuant to its completed acquisition of IPC. These shares were valued at $471.

During February 2014, the Company issued 400,000 shares of common stock, valued at $13.20 per share, pursuant to its completed acquisition of RentVM.  These shares were valued at $5,280.

Issuance of shares pursuant to completed business combination

During January 2014, the Company issued 50,861 shares of common stock, valued at $16.00 per share, in connection with promissory notes issued to AWS. The total value of the stock issued was $814.  The Company agreed with the note holders to convert the debt into shares of common stock at a price less than market price, which resulted in a loss due to the settlement of a working capital note payable that was recorded in the condensed consolidated statement of operations as loss on extinguishment of debt of $306.

Issuance of shares pursuant to exercise of warrants

During January 2014, the Company issued 53,259 shares of common stock to the holders of the Series E warrants pursuant to the exercising of the warrants.  The common stock was valued at $16.90 per share.  The total value of the shares issued was $900.

Exercise of public offering warrants

On various dates during the quarter ending March 31, 2014, the Company issued 111,095 shares of common stock with a fair value of $555 related to the exercise of warrants related to the public offering.

13.	STOCKHOLDERS’ DEFICIT

Common Stock:

Reverse stock splits

On December 7, 2012, the Company’s stockholders approved a reverse stock split of its common stock at a ratio of 1-for-125. The reverse stock split became effective on January 14, 2013. On May 15, 2013, the Company’s stockholders approved up to a 1-for-4 reverse stock split. A 1-for-4 reverse stock split became effective on August 1, 2013.  All applicable share and per share amounts have been retroactively adjusted to reflect the reverse stock splits.

Public Offering

On November 5, 2013, the Company completed an offering of its common stock in which the Company sold 1,250,000 shares of common stock at a price of $4.00 per share.  In connection with the offering, 625,000 warrants to purchase 625,000 shares of common stock were also sold at $0.01 per warrant. The net proceeds to the Company from the offering after underwriting discounts and expenses was $4,550,010.  Of the 625,000 warrants sold, 448,296 were exercised as of December 31, 2013.

Basis for determining fair value of shares issued

The Company determines the value at which to record common stock issued in connection with acquisitions, debt conversions and settlements, loan modifications and employee and non-employee compensation arrangements, using the market price of the common stock on the date of acquisition.

Issuance of shares of common stock to third parties for services

During 2012, the Company issued an aggregate of 33,000 shares of the Company’s common stock in exchange for consulting services rendered by various consultants. The shares were valued at an average price of $10.28 per share for a value of $338,900.

During 2013, the Company issued 23,879 shares of the Company’s common stock to consultants in exchange for consulting services relating to corporate matters. The shares were valued at an average fair value of $8.85 per share and were immediately vested. The Company recorded $211,421 to stock compensation expense.

Issuance of shares of common stock to employees, directors, and officers

During 2012, the Company issued 10,000 shares of the Company’s common stock to directors and officers for services rendered.  The shares were valued at $3.00 per share for a value of $30,000. The shares were immediately vested.

During 2013, the Company issued 5,000 shares of the Company’s common stock to two employees for services rendered. The shares were valued at $11.52 per share for a value of $57,601. The shares were immediately vested.

During 2013, the Company issued 149,700 shares of the Company’s common stock to six employees and two directors or services rendered. The shares were valued at $10.51 per share for a value of $1,572,988. The shares were immediately vested.

Issuance of shares pursuant to convertible notes payable

During 2012, the Company issued 44,318 shares of its common stock pursuant to convertible notes payable at a weighted-average price of $3.44 per share, for a value of $153,216.

During 2013, the Company issued 7,206 shares of the Company’s common stock to a third-party lender in connection with the conversion of notes payable aggregating $27,500. Upon conversion, $144,130 was recorded as interest expense related to the beneficial conversion feature.

During 2013, the Company issued 36,584 shares of the Company’s common stock to a third-party lender in connection with the conversion of notes payable aggregating $210,000. Upon conversion, $281,113 was recorded as interest expense related to the beneficial conversion feature.

On December 13, 2013, the Company entered into a securities purchase agreement with certain institutional investors pursuant to which the Company issued to such investors 12% convertible debentures.  During December 2013, 36,567 shares of common stock were issued as a debt discount in the amount $382,487 as part of the debenture issuance.

In April 2013, the Company entered into an agreement for the acquisition of AW Solutions.  As part of the acquisition, the Company issued a note in the amount of $2,107,804 to the former owners of AW Solutions.  On December 31, 2013, the Company settled the remaining principal and interest on the note with the issuance of 152,562 shares of common stock.  The shares were issued with a fair value of $18.36 per share, for a total fair value of $2,801,038, which resulted in a loss on extinguishment of debt of $992,000.

Issuance of shares to satisfy obligations pursuant to warrants

During 2012, the Company issued 52,190 shares of its common stock to UTA in exchange for UTA exercising common stock warrants with a cashless exercise. The common stock was valued at the price of $6.76 per share. The total value of the shares issued was $352,763, and recorded as interest expense.

On April 26, 2013, August 28, 2013 and October 30, 2013, the Company issued warrants to ICG USA, LLC and Venture Champion Asia Limited in connection with loans received from those entities in April, August and October 2013.   These warrants were fully exercised with the issuance of 138,396 shares of common stock.

Issuance of shares pursuant to penalty to waive covenant

During 2013, the Company issued an aggregate of 20,375 shares of the Company’s common stock in connection with a loan modification of the MidMarket Loan. The shares were valued at a price of $12.20 per share. The aggregate consideration for the issuance of the shares of common stock amounted to $248,575, which amount was recorded as interest expense in the consolidated statement of operations.

Issuance of shares pursuant to preferred dividends

During 2013, the Company issued 112,256 shares of the Company’s common stock in satisfaction of accrued preferred stock dividends in an amount equal to $958,822.

Issuance of shares pursuant to conversion of preferred stock

During 2013, the Company issued 39,487 shares of common stock upon the conversion of 566 shares ($565,660) of Series D Preferred Stock.

During 2013, the Company issued 40,000 shares of common stock upon the conversion of 2,000,000 shares of Series A Preferred Stock. Of such shares 8,000 shares of common stock were issued to Lawrence Sands, the Company’s Senior Vice President and Corporate Secretary, and 16,000 shares of common stock were issued to each of Billy Caudill and Gideon Taylor, each of whom was a former officer and director of the Company.

In 2013, the Company issued 3,352 shares of common stock upon the conversion of 42 shares ($40,212) of Series D Preferred Stock.

In 2013, the Company issued 2,452,742 shares of common stock upon the conversion of 37,500 shares ($2,216,760) of Series B Preferred Stock.

In 2013, the Company issued 1,262,440 shares of common stock upon the conversion of 1,500 shares ($1,500,000) of Series C Preferred Stock.

In 2013, the Company issued 534,819 shares of common stock upon the conversion of 3,350 shares ($3,350,000) of Series E Preferred Stock.

In 2013, the Company issued 483,015 shares of common stock upon the conversion of 1,425 shares ($1,425,000) of Series H Preferred Stock.

Issuance of shares pursuant to settlement of TNS contingent consideration and settlement of Series F Preferred Stock

On December 21, 2013 we entered into agreement with TNS sellers to satisfy all our outstanding obligations related to the TNS agreement. Based on the terms of that agreement we settled all our remaining obligations to the TNS sellers by converting the 1,150 shares of Series F Preferred Stock owned by such sellers, along with the settlement of the common shares with a put option, issued additional shares to settle contingent consideration and the shares to be issued in connection with our public offering which aggregated to 466,702 shares of our common stock. At the time of settlement, there was no contingent consideration outstanding. The shares issued to settle the contingent consideration arrangement resulted in a loss of $2.2 million.

Issuance of shares pursuant to exercise of stock options

During 2013, the Company issued 5,000 shares of common stock upon the exercise of common stock options.

Issuance of shares pursuant to completed acquisition

During 2013, the Company issued 203,735 shares of common stock, valued at $12.80 per share, in connection with the Company’s acquisition of AWS. The shares were valued in the aggregate at $2,607,804.

Issuance of shares pursuant to completed business combinations

During 2012, the Company issued 10,000 shares of its common stock with a fair market price of $7.75 per share in connection with the acquisition of TNS. The total value of the stock issued was $77,500.

Preferred Stock

The Company evaluated and concluded that its Series B, C, E, F, G and H Preferred Stock did not meet the criteria in ASC 480-10 and thus were not considered liabilities. The Company evaluated and concluded that the embedded conversion feature in its Series B, C, E, G and H Preferred Stock did not meet the criteria of ASC 815-10-25-1 and did not need to be bifurcated.  In accordance with ASR 268 and ASC 480-10-S99, these equity securities were required to be classified outside of permanent equity because they were redeemable for cash.  These instruments are no longer outstanding.

The Company evaluated and concluded that its Series D Preferred Stock did not meet any the criteria in ASC 480-10 and thus was not considered a liability. The Company evaluated and concluded that the embedded conversion feature in the Series D Preferred Stock did not meet the criteria of ASC 815-10-25-1 and did not need to be bifurcated.  In accordance with ASR 268 and ASC 480-10-S99, the shares of Series D Preferred Stock were required to be classified outside of permanent equity because such shares were redeemable for cash. These shares are no longer outstanding.

The Company evaluated and concluded that its Series I Preferred Stock did not meet any the criteria in ASC 480-10 and thus was not considered a liability. The Company evaluated and concluded that the embedded conversion feature in the Series I Preferred Stock did not meet the criteria of ASC 815-10-25-1 and did not need to be bifurcated. In accordance with ASR 268 and ASC-480-10, the shares of Series I Preferred Stock were required to be classified outside of permanent equity because such shares were redeemable for cash.  These shares are no longer outstanding.

Series A

On June 1, 2011, the Company designated 20,000,000 of its 50,000,000 authorized shares of preferred stock, par value of $0.0001 per share, as Series A Preferred Stock (the “Series A Preferred Stock”). The Series A Preferred Stock had no dividend rights and was convertible into shares of common stock of the Company at a conversion ratio of .08 shares of common stock for every one share of Series A Preferred Stock. The Series A Preferred Stock was redeemable at a price of $0.0001 per share and entitled the holder to voting rights at a ratio of .08 votes for every one share of Series A Preferred Stock.

On June 1, 2011, the Company’s Board of Directors authorized the issuance of 2,000,000 shares of the Series A Preferred Stock to three of the Company’s principal officers valued at the fair market value of $1.00 per share and recorded in the accompanying financials statements as stock compensation expense. The carrying amount of the Series A Preferred Stock was based on the par value of the Series A Preferred stock of $0.001 per share, or $200, the difference of $1,999,800 between the fair value of the Series A Preferred Stock at date of issuance and the carrying value of $200, was recorded as additional paid in capital.

As of December 31, 2012, the Series A Preferred Stock was convertible into 40,000 shares of common stock. This conversion was based on a conversion ratio of .08 shares of common stock for each share of Series A Preferred Stock.  On February 7, 2013, holders converted all outstanding shares of Series A Preferred Stock into 40,000 shares of common stock.

Series B

On June 28, 2011, the Company designated 60,000 of its authorized shares of preferred stock as Series B Preferred Stock (the “Series B Preferred Stock”).  The Series B Preferred Stock had no dividend rights and each share of Series B Preferred Stock was convertible into such number of shares of common stock of the Company as is equal to 0.00134% of the Company’s total common stock outstanding on a fully-diluted basis.  The Series B Preferred Stock was redeemable, at the option of the holder, at a price of $1,000 per share, and entitled the holders to one vote for each share of common stock to be received on an as if converted basis.  In June  2011, the Company sold and received subscriptions for the sale of 15,000 shares of Series B Preferred Stock at $1,000 per share from three individuals and a trust.  One of the individuals is, and the trust is a related party to, the current chief executive officer of the Company.  During 2012, the Company sold, and received subscriptions from four individuals for the purchase of, 16,021 shares of Series B Preferred stock for cash consideration in the aggregate amount of $1,585,000.  Three individuals also converted a principal amount of debt and accrued interest thereon in the aggregate amount of $616,760 into 6,479 shares of Series B Preferred Stock. On June 25, 2013, holders converted all 37,500 outstanding shares of Series B Preferred stock into 2,452,742 shares of common stock.

Series C

On December 23, 2011, the Company designated 1,500 shares of the authorized shares of preferred stock as Series C Preferred Stock (the “Series C Preferred Stock”).  Series C Preferred Stock had a stated value of $1,000.00 per share, and entitled holders to receive cumulative dividends at the rate of 10% of the stated value per annum, payable quarterly.  Holders of Series C Preferred Stock have a two-year option to convert their shares of Series C Preferred Stock to common stock at a rate per share equal to 0.025% of the issued and outstanding common stock at the time of the conversion. On June 25, 2013, holders converted all 1,500 outstanding shares of Series C Preferred stock into 1,262,440 shares of common stock.

Series D

On December 31, 2011, the Company designated 1,000 shares of its authorized shares of preferred stock as Series D Preferred Stock (the “Series D Preferred Stock”).  The Series D Preferred Stock had an initial stated value of $1,000 per share and entitled holders to receive cumulative dividends at the annual rate of 10% of the stated value per share, payable quarterly in cash or shares of common stock, at the election of the Company, beginning on March 31, 2012.  The Series D Preferred Stock was non-voting, non-redeemable and was convertible at any time the market capitalization of the Company’s common stock exceeded $15 million or the shares of common stock were trading at a per share price in excess of $43.75 per share for a 10-day trading period.  The number of shares of common stock issuable upon conversion was calculated by dividing the stated amount of the Series D Preferred Stock by the closing price of the common stock on the last business date preceding written notice by the Company to the holders of the Series D Preferred Stock of the Company’s decision to convert such shares.  On December 31, 2011, the Company’s Board of Directors authorized the issuance of 408 shares of Series D Preferred Stock to one of the Company’s former principal officers in settlement of a note payable due the officer aggregating $405,872, including unpaid interest. On January 30, 2013, holders converted 566 shares of Series D Preferred Stock into 39,487 shares of common stock.  On May 12, 2013, holders converted all 42 remaining outstanding shares of Series D Preferred Stock into 3,352 shares of common stock.

Series E

On September 17, 2012, the Company designated 3,500 shares of its authorized shares of preferred stock as Series E Preferred Stock (the “Series E Preferred Stock”).  Series E Preferred Stock had a stated value of $1,000 per share, and was entitled to cumulative dividends at a rate of 12% per annum, payable quarterly, beginning on September 30, 2012.  The dividends were payable in cash or shares of the Company’s common stock, at the Company’s option.  Holders of Series E Preferred Stock had a one-year option to convert their shares of Series E Preferred Stock to common stock of the Company.  In aggregate, the shares of Series E Preferred Stock were convertible into a number of shares of common stock amounting to 9.8% of the fully-diluted capitalization of the Company.  The shares of Series E Preferred Stock were redeemable at $1,000 per share, at the option of the holder. On August 6, 2013, holders converted all 3,350 outstanding shares of Series E Preferred Stock into 534,819 shares of common stock.

Series F

  On September 17, 2012, the Company designated 4,800 shares of its authorized shares of preferred stock as Series F Preferred Stock (the “Series F Preferred Stock”).  Series F Preferred Stock had an initial stated value of $1,000 per share, and entitled the holders to receive cumulative dividends at the rate of 12% per annum, payable quarterly, beginning on September 30, 2012. The dividends were payable in cash or shares of the Company’s common stock, at the Company’s option.  Holders of Series F Preferred Stock had an option to convert their shares of Series F Preferred Stock to common stock on the fourth day after the Company’s associated registration statement under the Securities Act of 1933, as amended, is declared effective by the Securities and Exchange Commission and for a period of one year thereafter.  The shares of Series F Preferred Stock were convertible at the lesser of (i) the last quoted price of the common stock on the third day following the effective date of the associated registration statement or (ii) the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.  The shares of Series F Preferred Stock were redeemable at $1,000 per share, at the option of the holder. During 2013, the holders liquidated 3,000 shares of Series F Preferred Stock for cash considerations.  On December 24, 2013, Company and the holders executed a settlement agreement and the holders converted the remaining 1,150 shares of Series F Preferred Stock into 377,049 shares of common stock. The Series F Preferred Stock was converted using a conversion price of $3.05 per share, and the fair value of the Company's common stock on the date of conversion was $10.50. The former owners of Series F Preferred Stock also settled the put option shares and received the shares to be issued as part of the Company's public stock offering. As a result of the settlement agreement Company recorded a loss on settlement of contingent consideration of $2.2 million.   Series G On September 17, 2012, the Company designated 2,000 shares of its authorized preferred stock as Series G Preferred Stock (the “Series G Preferred Stock”).  Series G Preferred Stock had an initial stated value of $1,000 per share, and entitled the holders to receive cumulative dividends at a rate of 12% per annum, payable quarterly, beginning on September 30, 2012.  The dividends were payable in cash or shares of the Company’s common stock, at the Company’s option.  Holders of Series G Preferred Stock had an option to convert their shares of Series G Preferred Stock into the Company’s common stock upon the occurrence of a default of payment of an earn-out or working capital loan in connection with the Company’s acquisition of the ADEX Entities and after the associated registration statement is declared effective by the Securities and Exchange Commission.  The shares of Series G Preferred Stock were convertible at the rate equal to the earn-out or working capital loan payment that is under default divided by $1,000 and by the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statements or (ii) the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.  The shares of Series G Preferred Stock were redeemable at the amount of earnout or working capital loan upon the occurrence of default, at their then carrying value, at the option of the holder. The Series G Preferred Stock was cancelled in February 2014 upon the settlement of the ADEX contingent consideration.   Series H On October 25, 2012, the Company designated 2,000 shares of its authorized preferred stock as Series H Preferred Stock (the “Series H Preferred Stock”).  Series H Preferred Stock had an initial stated value of $1,000 per share, and entitled the holders to receive cumulative dividends at a rate of 10% per month, up to 150%. The dividends were payable in cash or shares of the Company’s common stock, at the Company’s option, upon conversion or redemption.  Holders of Series H Preferred Stock had a one-year option to convert their shares of Series H Preferred Stock to common stock, beginning 90 days after the date of issuance.  In the aggregate, the shares of Series H Preferred Stock were convertible into a number of shares of common stock amounting to 4.49% of the fully-diluted capitalization of the Company.  The shares of Series H Preferred Stock were redeemable at $1,000 per share, at the option of the holder, beginning 180 days after the date of their issuance.  The Company could have delayed the payment of the redemption amount by paying interest thereon at the rate of 2% per month until paid.  During the fourth quarter of 2012, the Company received subscription agreements and cash and issued 1,425 shares of Series H Preferred Stock for an aggregate purchase price of $1,425,000.  On December 31, 2013, holders converted all 1,425 outstanding shares of Series H Preferred Stock into 483,015 shares of common stock. In connection with the conversion, the Company received a commission in the amount of $1,823,838, which is included in other income on the consolidated statements of operations, from an investor who purchased all of the outstanding shares of Series H Preferred Stock from the holders and then converted the total amount of outstanding shares of Series H Preferred Stock.   Series I On November 30, 2012, the Company designated 4,500 shares of its authorized preferred stock as Series I Preferred Stock (the “Series I Preferred Stock”).  Series I Preferred Stock had an initial stated value of $1,000 per share.  Holders of Series I Preferred Stock had an option to convert their shares of Series I Preferred Stock to common stock on the earlier of the 30th day after the associated registration statement is declared effective by the Securities and Exchange Commission or 120 days after the date of their issuance.  The shares of Series I Preferred Stock were convertible into common stock at the rate equal to the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.  The shares of Series I Preferred Stock were redeemable at $1,000 per share, at the option of the holder, beginning on the 31st day after the associated registration statement is declared effective by the Securities and Exchange Commission and until the Company had redeemed up to $750,000 of Series I Preferred Stock. On November 21, 2013, the Company acquired and cancelled the 4,500 shares of Series I Preferred Stock as part of the sale of its ERFS subsidiary.  As of that date, there were no remaining shares of Series I Preferred Stock outstanding.

A summary of the transactions related to the Company’s preferred stock classified as temporary equity during 2012 and 2013 is as follows:

	Common Stock		Series B		Series C		Series D		Series E		Series F		Series H		Series I
	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$	Shares	$

Balance January 1, 2012	-	-	15,000	$15,000	-	$-	608	$605,872	-	$-	-	$-	-	$-	-	$-
Issuance pursuant to private placement	-	-	16,021	1,585,000	1,500	1,500,000	-	-	2,575	2,575,000	-	-	1,425	1,425,000	-	-
Issuance pursuant to unpaid 2012 salary	-	-	-	-	-	-	400	352,344	-	-	-	-	-	-	-	-
Issuance from conversion of debt and interest	-	-	6,479	616,760	-	-	-	-	-	-	-	-	-	-	-	-
Conversion of Preferred stock into common shares	-	-	-	-	-	-	(400)	(352,344)	-	-	-	-	-	-	-	-
Issuance pursuant to private acquisition	10,000	499,921	-	-	-	-	-	-	-	-	4,150	3,575,000	-	-	4,500	4,187,151
Balance December 31, 2012	10,000	$499,921	37,500	$2,216,760	1,500	$1,500,000	608	$605,872	2,575	$2,575,000	4,150	$3,575,000	1,425	$1,425,000	4,500	$4,187,151

Issuance pursuant to sale of shares	-	-	-	-	-	-	-	-	775	775,000	-	-	-	-	-	-
Conversion of put option shares to common shares	(10,000)	(499,921)	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Redeemed for cash	-	-	-	-	-	-	-	-	-	-	(3,000)	(3,000,000)	-	-	-	-
Conversion of Preferred stock into common shares	-	-	(37,500)	(2,216,760)	(1,500)	(1,500,000)	(608)	(605,872)	(3,350)	(3,350,000)	(1,150)	(575,000)	(1,425)	(1,425,000)	-	-
Repurchase upon sale of ERFS	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(4,500)	(4,187,151)
Balance December 31, 2013	-	$-	-	$-	-	$-	-	$-	-	$-	-	$-	-	$-	-	$-